Stock-Based Compensation - Summary of Stock Options Available for Grant and Outstanding Options Activity (Detail) (AUD)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Available for Grant, Beginning balance	25,695,988	26,588,283
Granted	(1,415,605)	(1,303,209)
Forfeited
Forfeitures available for re-grant	223,400	410,914
Shares Available for Grant, Ending balance	24,503,783	25,695,988
Outstanding Options, Weighted Average Exercise Price, Beginning balance	7.59	7.40
Exercised, Outstanding Options, Weighted Average Exercise Price	7.01	6.25
Forfeited, Outstanding Options, Weighted Average Exercise Price	8.56	7.76
Outstanding Options, Weighted Average Exercise Price, Ending balance	7.94	7.59
Outstanding Options, Number, Beginning balance	9,085,140	11,355,295
Exercised, Outstanding Options, Number	(3,622,106)	(1,682,841)
Forfeited, Outstanding Options, Number	(306,898)	(587,314)
Outstanding Options, Number, Ending balance	5,156,136	9,085,140